LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 10,626	¥ 222,086
Weighted average interest rates of short-term borrowings	5.82%	7.01%
Accounts receivable
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 10,626	¥ 18,796
Property and equipment, net
Short-term borrowings
Assets to secure short-term loans and borrowings		¥ 203,290